Employee Benefit Plans	12 Months Ended
Feb. 26, 2022
Retirement Benefits [Abstract]
Employee Benefit Plans
11.	EMPLOYEE BENEFIT PLANS
Defined Contribution Plans
The Company has three defined contribution savings plans covering all eligible employees of the Company (the “Plans”). Participants of the Plans may defer annual pre-tax
compensation subject to statutory and Plan limitations. In addition, a certain percentage of an employee’s contributions are matched by the Company and vest over a specified period of time, subject to certain statutory and Plan limitations. The Company’s match was approximately $6.2 million, $10.6 million, and $13.7 million for Fiscal 2021, 2020, and 2019, respectively, which was expensed as incurred.
Defined Benefit Plan
During Fiscal 2020, upon the divestiture of CTS, the Company retained liability for a non-contributory
defined benefit pension plan for CTS employees hired on or before July 31, 2003, who met specified age and length-of-service
requirements.
During Fiscal 2021, the Company received final approval to terminate the plan, upon which the Company contributed $5.1 million to the plan. Using plan assets, the Company purchased a non-participating
group annuity contract for certain participants and made lump sum distributions to all remaining participants. Net periodic pension cost included in the consolidated statement of operations includes the pre-tax
release of $13.5 million from other comprehensive income in connection with the settlement of the plan, which is recorded within loss on sale of businesses. As of February 26, 2022, the Company had no liability remaining related to the plan.
During Fiscal 2020, the Company released $2.1 million from other comprehensive income in connection with the partial settlement of the plan, recorded within loss on sale of businesses, including impairment of assets held for sale, in the consolidated statements of operations. In addition, as of February 27, 2021, the Company recognized a loss of $8.4 million, net of tax of $3.0 million, within accumulated other comprehensive loss. As of February 27, 2021, the Company had liabilities of $3.6 million, which is included in other liabilities in the Company’s consolidated balance sheets.
The remaining net periodic pension cost recorded during Fiscal 2021, 2020, and 2019 was not material to the Company’s results of operations.